Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

November 17, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Securian AM Real Asset Income Fund, Securian AM Balanced Stabilization Fund and the Securian AM Equity Stabilization Fund, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 1128 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on November 12, 2020.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ALISON L. SLONIEWSKI

Alison L. Sloniewski

Investment Managers Series Trust